Unpaid Loss and Loss Adjustment Expense - Claims Development Information, Incurred Losses (Details) $ in Millions	Dec. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Claims Development [Line Items]
Total incurred losses and ALAE, net	$ 114.6
IBNR	$ 5.1
Cumulative Number of Reported Claims | claim	76,900
Accident Year 2016
Claims Development [Line Items]
Total incurred losses and ALAE, net	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0
IBNR	$ 0.0
Cumulative Number of Reported Claims | claim	8
Accident Year 2017
Claims Development [Line Items]
Total incurred losses and ALAE, net	$ 1.7	1.7	1.7	$ 1.7
IBNR	$ 0.0
Cumulative Number of Reported Claims | claim	1,758
Accident Year 2018
Claims Development [Line Items]
Total incurred losses and ALAE, net	$ 13.4	13.5	$ 15.0
IBNR	$ 0.0
Cumulative Number of Reported Claims | claim	10,532
Accident Year 2019
Claims Development [Line Items]
Total incurred losses and ALAE, net	$ 46.0	$ 46.0
IBNR	$ 0.0
Cumulative Number of Reported Claims | claim	19,440
Accident Year 2020
Claims Development [Line Items]
Total incurred losses and ALAE, net	$ 53.5
IBNR	$ 5.1
Cumulative Number of Reported Claims | claim	45,162